Asset Retirement Obligation (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of mineral property interests evaluation and exploration expenditures [text block]
Balance, beginning of year	$ 737,404	$ 726,143
Increase in estimate for asset retirement obligation	2,754,016
Accretion expense	8,580	11,261	$ 11,086
Balance, end of the year	$ 3,500,000	$ 737,404	$ 726,143